Income Tax - Summary of Net Deferred Tax Asset (Liability) (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Deferred Tax Assets (liabilities)
Intangible assets	$ 97,589
Depreciation	(222,171)
Non-capital losses available for future period	1,553,164	$ 979,448
Deferred Tax Assets (liabilities)	1,428,582	979,448
Unrecognized deferred tax assets	$ (1,428,582)	$ (979,448)